Incorporated herein by reference is a supplement to the prospectuses of MFS Asia Pacific ex-Japan Fund, MFS European Equity Fund, and MFS Latin American Equity Fund, each a series of MFS Series Trust VII (File No. 2-68918), as well as to the prospectuses of MFS Emerging Markets Debt Fund and MFS Emerging Markets Debt Local Currency Fund, each a series of MFS Series Trust X (File No. 33-1657), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on August 28, 2013 (SEC Accession No. 0000912938-13-000307).